Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2025 Fund
June 30, 2023
AFF25-NPRT1-0823
1.818367.118
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $3,775,903)	3,790,000	3,777,326

Domestic Equity Funds - 28.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	6,116,307	90,399,023
Fidelity Advisor Series Growth Opportunities Fund (c)	5,577,801	63,865,820
Fidelity Advisor Series Small Cap Fund (c)	3,110,837	35,930,163
Fidelity Series All-Sector Equity Fund (c)	3,151,711	32,683,238
Fidelity Series Commodity Strategy Fund (c)	177,867	17,217,518
Fidelity Series Large Cap Stock Fund (c)	6,965,147	131,641,270
Fidelity Series Large Cap Value Index Fund (c)	972,524	14,072,426
Fidelity Series Opportunistic Insights Fund (c)	4,559,711	78,290,242
Fidelity Series Small Cap Core Fund (c)	26,897	276,236
Fidelity Series Small Cap Opportunities Fund (c)	3,414,555	43,979,466
Fidelity Series Stock Selector Large Cap Value Fund (c)	6,585,222	82,842,098
Fidelity Series Value Discovery Fund (c)	5,723,838	84,827,277
TOTAL DOMESTIC EQUITY FUNDS (Cost $505,526,928)		676,024,777

International Equity Funds - 27.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,062,550	43,671,960
Fidelity Series Emerging Markets Fund (c)	3,817,940	31,727,083
Fidelity Series Emerging Markets Opportunities Fund (c)	11,932,502	202,255,915
Fidelity Series International Growth Fund (c)	7,050,487	115,839,496
Fidelity Series International Small Cap Fund (c)	1,935,976	31,420,885
Fidelity Series International Value Fund (c)	10,467,986	115,775,930
Fidelity Series Overseas Fund (c)	9,241,093	115,883,308
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $514,719,150)		656,574,577

Bond Funds - 43.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	25,274,935	199,671,990
Fidelity Series Emerging Markets Debt Fund (c)	1,651,957	12,224,484
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	436,500	4,103,100
Fidelity Series Floating Rate High Income Fund (c)	247,140	2,214,377
Fidelity Series High Income Fund (c)	1,492,095	12,220,255
Fidelity Series International Credit Fund (c)	200,360	1,544,778
Fidelity Series International Developed Markets Bond Index Fund (c)	10,599,048	90,939,831
Fidelity Series Investment Grade Bond Fund (c)	58,973,472	586,786,045
Fidelity Series Long-Term Treasury Bond Index Fund (c)	19,353,979	116,510,952
Fidelity Series Real Estate Income Fund (c)	350,357	3,356,417
TOTAL BOND FUNDS (Cost $1,189,407,629)		1,029,572,229

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	3,018,249	3,018,853
Fidelity Series Government Money Market Fund 5.17% (c)(e)	27,403,732	27,403,732
Fidelity Series Short-Term Credit Fund (c)	3,013	28,953
TOTAL SHORT-TERM FUNDS (Cost $30,451,463)		30,451,538

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,243,881,073)	2,396,400,447
NET OTHER ASSETS (LIABILITIES) - 0.0%	(792,512)
NET ASSETS - 100.0%	2,395,607,935

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	477	Sep 2023	53,550,703	(911,882)	(911,882)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	544	Sep 2023	58,259,000	(882,498)	(882,498)

TOTAL PURCHASED					(1,794,380)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	80	Sep 2023	17,953,000	(383,990)	(383,990)
ICE MSCI EAFE Index Contracts (United States)	123	Sep 2023	13,256,325	(98,378)	(98,378)
ICE MSCI Emerging Markets Index Contracts (United States)	437	Sep 2023	21,804,115	208,452	208,452

TOTAL SOLD					(273,916)

TOTAL FUTURES CONTRACTS					(2,068,296)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,184,315.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	4,501,195	15,922,256	17,404,598	54,901	-	-	3,018,853	0.0%
Total	4,501,195	15,922,256	17,404,598	54,901	-	-	3,018,853

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	91,374,595	159,936	11,307,686	-	241,277	9,930,901	90,399,023
Fidelity Advisor Series Growth Opportunities Fund	64,615,881	433,562	9,608,287	-	(389,597)	8,814,261	63,865,820
Fidelity Advisor Series Small Cap Fund	36,489,113	1,219,492	3,166,673	-	75,420	1,312,811	35,930,163
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	197,518,946	11,380,304	5,080,748	29,015	(433,300)	(3,713,212)	199,671,990
Fidelity Series All-Sector Equity Fund	33,032,693	57,863	3,496,130	-	(37,253)	3,126,065	32,683,238
Fidelity Series Canada Fund	44,001,360	812,916	2,823,896	-	526,730	1,154,850	43,671,960
Fidelity Series Commodity Strategy Fund	16,579,970	1,509,945	477,973	-	(150,372)	(244,052)	17,217,518
Fidelity Series Emerging Markets Debt Fund	12,250,924	232,211	340,064	183,369	(69,737)	151,150	12,224,484
Fidelity Series Emerging Markets Debt Local Currency Fund	4,140,082	7,223	164,554	-	(17,254)	137,603	4,103,100
Fidelity Series Emerging Markets Fund	29,790,027	1,334,726	-	-	-	602,330	31,727,083
Fidelity Series Emerging Markets Opportunities Fund	203,193,460	-	6,721,155	-	(825,801)	6,609,411	202,255,915
Fidelity Series Floating Rate High Income Fund	2,207,977	53,415	69,257	49,166	(7,687)	29,929	2,214,377
Fidelity Series Government Money Market Fund 5.17%	24,060,508	6,500,141	3,156,917	303,260	-	-	27,403,732
Fidelity Series High Income Fund	12,371,900	207,714	373,990	184,765	(37,080)	51,711	12,220,255
Fidelity Series International Credit Fund	1,547,086	11,732	-	11,732	-	(14,040)	1,544,778
Fidelity Series International Developed Markets Bond Index Fund	92,688,056	2,072,001	2,637,407	1,300,704	(198,088)	(984,731)	90,939,831
Fidelity Series International Growth Fund	116,268,955	372,420	5,408,386	-	(393,071)	4,999,578	115,839,496
Fidelity Series International Small Cap Fund	31,846,802	56,508	920,034	-	110,338	327,271	31,420,885
Fidelity Series International Value Fund	115,859,018	1,729,175	6,630,721	-	642,232	4,176,226	115,775,930
Fidelity Series Investment Grade Bond Fund	586,053,083	23,827,881	14,955,493	5,718,272	(102,496)	(8,036,930)	586,786,045
Fidelity Series Large Cap Stock Fund	132,653,165	233,871	10,314,101	-	2,805,920	6,262,415	131,641,270
Fidelity Series Large Cap Value Index Fund	13,893,706	463,773	862,899	-	101,059	476,787	14,072,426
Fidelity Series Long-Term Treasury Bond Index Fund	118,766,189	4,461,976	3,098,401	870,122	(711,138)	(2,907,674)	116,510,952
Fidelity Series Opportunistic Insights Fund	78,797,663	138,619	8,229,665	-	(264,294)	7,847,919	78,290,242
Fidelity Series Overseas Fund	116,155,567	206,241	5,629,288	-	886,278	4,264,510	115,883,308
Fidelity Series Real Estate Income Fund	4,220,745	70,409	965,227	62,275	(48,861)	79,351	3,356,417
Fidelity Series Short-Term Credit Fund	27,325	1,751	-	194	-	(123)	28,953
Fidelity Series Small Cap Core Fund	-	272,161	8,352	161	(210)	12,637	276,236
Fidelity Series Small Cap Opportunities Fund	44,651,584	898,531	3,865,705	-	172,457	2,122,599	43,979,466
Fidelity Series Stock Selector Large Cap Value Fund	83,409,567	939,136	5,224,831	-	177,340	3,540,886	82,842,098
Fidelity Series Value Discovery Fund	85,217,595	1,609,061	4,518,582	-	80,359	2,438,844	84,827,277
	2,393,683,542	61,274,694	120,056,422	8,713,035	2,133,171	52,569,283	2,389,604,268

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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